Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive (Loss)/Income - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	£ 5,761	£ 6,975
Cost of sales	(8,456)	(5,624)
Gross (loss)/profit	(2,695)	1,351
Research and development expenses	(33,412)	(23,392)
General administrative expenses	(10,914)	(7,819)
Foreign exchange (losses)/gains	(1,193)	9,673
Other income	2,604	1,433
Operating loss	(45,610)	(18,754)
Finance income	3,563	73
Finance expenses	(262)	(55)
Share of loss of joint venture	(459)	(293)
Loss before taxation	(42,768)	(19,029)
Income tax benefit	5,125	3,537
Loss for the period	(37,643)	(15,492)
Items that may be reclassified to profit or loss
Foreign currency (loss)/gain on translation of foreign operations	(476)	517
Total other comprehensive (loss)/income for the period, net of tax	(476)	517
Total comprehensive loss for the period	£ (38,119)	£ (14,975)
Basic loss per share (GBP per share)	£ (0.31)	£ (0.13)
Diluted loss per share (GBP per share)	£ (0.31)	£ (0.13)